UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Fundrise Real Estate Interval Fund, LLC

Investment Company Act file number 811-23448

11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Address of Principal Executive Offices)

(202) 584-0550
(Registrant’s Area Code and telephone number)

Michelle A. Mirabal
Rise Companies Corp.
11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Name and Address of Agent for Service)

Copies to:

Paul J. Delligatti, Esq.
Goodwin Procter LLP
1900 N Street, NW
Washington, D.C. 20036

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 through June 30, 2023

Item 1.  Reports to Stockholders

Fundrise Real Estate Interval Fund, LLC
Semi-Annual Report
For the
Six Months Ended
June 30, 2023

TABLE OF CONTENTS
Schedule of Investments (Unaudited) 3
Statement of Assets and Liabilities (Unaudited) 5
Statement of Operations (Unaudited) 6
Statements of Changes in Net Assets 7
Statement of Cash Flows (Unaudited) 8
Financial Highlights 9
Notes to Financial Statements (Unaudited) 10
Additional Information (Unaudited) 21

Fundrise Real Estate Interval Fund, LLC
Schedule of Investments (Unaudited)
June 30, 2023

See accompanying notes to the financial statements.
(Amounts in thousands)
Par/Shares Description Acquisition Date
(1)
Value as of
June 30, 2023
Real Estate Co-Investment Joint Ventures - 88.9%
Industrial - 14.2%
N/A
(2)
Fundrise Industrial JV 1, LLC (Cost $4,320)
(3)(4)(5)(6)
06/04/21 $ 4,92 4
N/A
(2)
Fundrise Industrial JV 2, LLC (Cost $189,884)
(3)(4)(5)(6)
09/29/21 194,851
Total Industrial (Cost $194,204 ) $ 199,775
Multi-Family Residential - 22.1%
N/A
(2)
Fundrise MF JV 1, LLC (Cost $249,256)
(3)(4)(5)(6)
03/05/21 288,651
N/A
(2)
Fundrise MF JV 2, LLC (Cost $18,416)
(3)(4)(5)(6)
08/09/21 21,550
Total Multi-Family Residential (Cost $267,672 ) $ 310,201
Single Family Residential - 52.6%
N/A
(2)
Fundrise SFR Dev JV 1, LLC (Cost $40,762)
(3)(4)(5)(6)
04/02/21 41,964
N/A
(2)
Fundrise SFR JV 1, LLC (Cost $620,316)
(3)(4)(5)(6)
01/25/21 630,002
N/A
(2)
Fundrise SFR JV 2, LLC (Cost $66,025)
(3)(4)(5)(6)
01/09/23 66,619
Total Single Family Residential (Cost $727,103 ) $ 738,585
Total Real Estate Co-Investment Joint Ventures (Cost $1,188,979) $ 1,248,561
Residential Mortgage-Backed Securities - 2.6%
Non-U.S. Government Agency Issues - 2.6%
$ 1,300 AMSR 2020-SFR4 Trust (G2 Class), 4.87%, 11/17/25
(7)
1,180
14,067 Bridge 2022-SFR1 Trust (E1 Class), 6.30%, 11/17/25
(7)
13,509
15,000 First Key Homes 2021-SFR1 Trust (F1 Class), 3.24%, 08/17/26
(7)
12,868
1,700 Progress Residential 2022-SFR1 Trust (E1 Class), 3.93%, 02/17/29
(7)
1,454
1,500 Progress Residential 2022-SFR2 Trust (E1 Class), 4.55%, 04/17/27
(7)
1,359
1,660 Progress Residential 2022-SFR3 Trust (E1 Class), 5.20%, 04/17/27
(7)
1,521
2,000 Progress Residential 2022-SFR7 Trust (E1 Class), 6.75%, 10/27/27
(7)
1,942
2,800 Progress Residential 2023-SFR1 Trust (E1 Class), 6.15%, 03/09/28
(7)
2,615
Total Residential Mortgage-Backed Securities (Cost $35,557) $ 36,448
Short-Term Investments - 6.9%
96,562 Allspring Government Money Market Fund, Class Select Class Shares, 5.14%
(8)
96,562
288 Northern Institutional U.S. Government Select Portfolio, 4.99%
(8)
288
Total Short-Term Investments (Cost $96,850) $ 96,850
Total investments, at value - 98.4% (Cost $1,321,386) $ 1,381,859
Other assets in excess of liabilities - 1.6% 22,403
Total Net Assets - 100.0% $ 1,404,262
LLC Limited Liability Company
(1)
Initial acquisition date. Ownership percentages disclosed in Note 2, Summary of Significant Accounting Policies - Fair Value Measurement above remained constant during the reporting period.
(2)
The Fund owns LLC membership interests, see Note 2, Summary of Significant Accounting Policies - Fair Value Measurement for detailed ownership information.
(3) Investment in an affiliate.
(4) Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the financial statements for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(5) Restricted security. The aggregate value of restricted securities at June 30, 2023 is approximately $1,248,561 and represents 88.9% of net assets.
(6) Non-income producing investment.
(7) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. At the period end, the value of these securities amounted to $36,448 or 2.6% of net assets.
(8) Rate disclosed is representative of the Fund's seven-day effective yield as of June 30, 2023.

Fundrise Real Estate Interval Fund, LLC
Schedule of Investments (Unaudited)
June 30, 2023

See accompanying notes to the financial statements.
PORTFOLIO COMPOSITION (As of 6/30/2023 )
Percent of Total
Investments
Single Family Residential 53.5%
Multi-Family Residential 22.4%
Industrial 14.5%
Other 9.6%
Total Investments 100.0%

Fundrise Real Estate Interval Fund, LLC
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

See accompanying notes to financial statements.
(Amounts in thousands, except share and per share data)
Assets
Investments in affiliated entities, at fair value (Cost $1,188,979) $ 1,248,561
Investments in unaffiliated entities, at fair value (Cost $132,407) 133,298
Cash and cash equivalents 24,204
Other assets 1,500
Interest and dividend receivable from unaffiliated investments 551
Distribution receivable from affiliated investments 254
Prepaid expenses 175
Total Assets
$ 1,40 8 , 543
Liabilities
Distributions payable $ 1,375
Settling subscriptions 1,006
Payable to Adviser 996
Accounts payable and accrued expenses 821
Fund services fees payable 54
Redemptions payable 29
Total Liabilities
$ 4 , 281
Total Net Assets
$ 1,404,2 62
Components of Net Assets
Paid-in capital $ 1,367,671
Distributable Earnings 36,591
Total Net Assets
$ 1,404,2 62
Net Asset Value
Net Asset Value $ 1,404,2 62
Common shares outstanding as of June 30, 2023; unlimited shares authorized 115,46 7 , 0 00
Net Asset Value Per Share $ 12.16

Fundrise Real Estate Interval Fund, LLC
STATEMENT OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2023

See accompanying notes to the financial statements.
(Amounts in thousands)
Investment Income
Dividend income from unaffiliated investments $ 2,506
Interest income from unaffiliated investments 1,342
Total Investment Income
$ 3,848
Expenses
Management fees $ 5,838
Custody fees 504
Miscellaneous expenses 411
Professional fees 305
Registration fees 228
Fund services fees 193
Directors' fees and expenses 62
Total Expenses
$ 7,541
Net Investment Income (Loss)
$ (3,693)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from unaffiliated investments
(599)
Net change in unrealized appreciation/depreciation from unaffiliated investments
804
Net change in unrealized appreciation/depreciation from affiliated investments
(22,569)
Total Net Realized and Unrealized Gain (Loss) on Investments
$ (22,364)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (26,057)

Fundrise Real Estate Interval Fund, LLC
STATEMENTS OF CHANGES IN NET ASSETS

See accompanying notes to financial statements.
(Amounts in thousands)
For the Six
Months
Ended
June 30, 2023
(Unaudited)
For the Year
Ended
December 31, 2022
Operations:
Net investment income (loss) $ (3,693) $ (11,579)
Net realized gain (loss) on investments (599) (3,035)
Net change in unrealized appreciation/depreciation on investments (21,765) (35,650)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (26,057) $ (50,264)
Distributions to Common Shareholders from:
Return of capital (2,766) (12,885)
Net Decrease in Net Assets from Distributions to Common Shareholders
$ (2,766) $ (12,885)
Capital Share Transactions:
Proceeds from sale of shares 241,355 724,275
Distributions reinvested 1,806 5,560
Repurchase of shares
(129,265) (72,437)
Net Increase (Decrease) in Net Assets from Capital Share Transactions
$ 113,89 6 $ 657,398
Net Increase (Decrease) in Net Assets
$ 85,07 3 $ 594,249
Net Assets:
Beginning of Period
$ 1,319,189 $ 724,940
End of Period
$ 1,404,2 62 $ 1,319,189

Fundrise Real Estate Interval Fund, LLC
STATEMENT OF CASH FLOWS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2023

See accompanying notes to financial statements.
(Amounts in thousands)
Operating Activities:
Net decrease in net assets resulting from operations $ (26,057)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments in affiliated entities (192,201)
Net change in investments in short-term investments 33,388
Investments in registered investment companies (5,044)
Investments in fixed income securities (49,068)
Accretion of discounts (131)
Return of capital distributions from investments in affiliated entities 100,351
Net realized gain on investments in fixed income securities (175)
Net realized loss on investments in registered investment companies 774
Net change in unrealized appreciation/depreciation from unaffiliated investments (804)
Net change in unrealized appreciation/depreciation from affiliated investments 22,569
Proceeds from sale of investments in fixed income securities 26,292
Proceeds from sale of investments in registered investment companies 4,270
Changes in assets and liabilities:
Net (increase) decrease in other assets 41
Net (increase) decrease in interest and dividend receivable from unaffiliated investments (62)
Net (increase) decrease in distribution receivable from affiliated investments 770
Net (increase) decrease in prepaid expenses (175)
Net increase (decrease) in settling subscriptions (3,365)
Net increase (decrease) in accrued management fees (14)
Net increase (decrease) in accounts payable and accrued expenses (56)
Net increase (decrease) in fund services fees payable 54
Net cash provided by (used in) operating activities
$ ( 88 , 6 43 )
Financing Activities:
Proceeds from issuance of common shares 241,355
Cash paid for shares repurchased (129,261)
Distributions paid (2,599)
Net cash provided by (used in) financing activities
$ 109,4 9 5
Net increase (decrease) in cash and cash equivalents $ 20 , 852
Cash and cash equivalents, beginning of period
3,352
Cash and cash equivalents, end of period
$ 2 4,204
Supplemental Disclosure of Non-Cash Activity:
Distributions reinvested $ 1,806

Fundrise Real Estate Interval Fund, LLC
FINANCIAL HIGHLIGHTS

See accompanying notes to financial statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
(1)
For the Six
Months Ended
June 30, 2023 For the Years Ended December 31,
(Unaudited) 2022
2021
Net Asset Value, Beginning of Period
$ 12.41 $ 12.81 $ 10.00
Income from Investment Operations
Net investment income (loss) $ (0.03) $ (0.13) $ (0.22)
Net realized and unrealized gain (loss) on investments
(0.20) (0.12) 3.21
Total Income (Loss) from Investment Operations
$ (0.23) $ (0.25) $ 2.99
Distributions to Common Shareholders From:
Return of capital
$ (0.02) $ (0.15) $ (0.18)
Total Distributions to Common Shareholders
$ (0.02) $ (0.15) $ (0.18)
Net Asset Value, End of Period
$ 12.16 $ 12.41 $ 12.81
Total Investment Return Based on Net Asset Value
(2)
(1.82)%
(3)
(1.96)%
(4)
29.35%
(4)
Ratios and Supplemental Data
Net assets at end of period (thousands) $ 1,404,262 $ 1,319,189 $ 724,940
Ratio of gross expenses to average net assets
(5)
1.10%
(6)
1.13% 1.67%
Ratio of net expenses to average net assets
(5)
1.10%
(6)
1.13% 1.98%
(7)
Ratio of net investment loss to average net assets
(5)
(0.54)%
(6)
(1.01)% (1.95)%
(7)
Portfolio turnover rate 2%
(3)
4% –%
(1) Based on average shares outstanding during each period.
(2) Total investment return based on net asset value is based upon the change in net asset value per share between the opening and ending net asset values per share in the period indicated and assumes that dividends are reinvested in accordance with the Fund’s dividend reinvestment policy. Returns shown do not reflect the deduction of taxes that a Shareholder would pay on Fund distributions or the repurchase of Fund shares.
(3) Not annualized.
(4) Total investment returns for the year ended December 31, 2021 would have been lower had certain expenses not been waived or borne by the Adviser during the period. There were no expenses waived for the year ended December 31, 2022. The Expense Limitation Agreement remained in effect until
May 1, 2022.
(5) Expenses do not include operating expenses of the underlying Real Estate Co-Investment Joint Ventures and registered investment companies.
(6) Annualized.
(7) The ratio is net of a waiver of 0.99%, which is deemed to be voluntary as the total expense ratio did not exceed the expense cap for the year ended
December 31, 2021 and is inclusive of fee recoupment and expense reimbursement of 1.30%.

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

1. Formation and Organization
Fundrise Real Estate Interval Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected and has qualified to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under Part II of
Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ending December 31, 2021, and intends to continue to qualify as a REIT. The Fund is organized as a continuously offered, non-
diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the
“1940 Act”), that operates as an interval fund. The Fund’s registration statement was declared effective on December 18, 2020.
The Fund’s investment objective is to seek to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets. Generally, the Fund’s investment strategy is to invest at least
80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of private real estate and publicly traded real estate-related investments.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial
Services - Investment Companies (“ASC 946”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The estimates and assumptions underlying these financial statements are based on information available as of June 30, 2023, including judgments about the financial market and economic conditions which may change over time.
Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Cash and cash equivalents
Cash and cash equivalents may consist of demand deposits and highly liquid investments with original maturities of three months or less. The Fund may invest its cash in an institutional money market fund, valued at the net asset value (“NAV”) as of the close of each business day. The Fund’s uninvested cash is maintained with a high credit quality financial institution. To date, the Fund has not experienced any losses with respect to cash and cash equivalents.
Valuation Oversight
In connection with SEC Rule 2a-5, effective September 2022, the Board has approved the Adviser as the Fund’s Valuation Designee
(“Valuation Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value, the Adviser, subject to the oversight of the Board, uses various valuation methodologies.
To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors. When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a summary of certain methods generally used currently to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Fixed income securities may be valued by an outside pricing service overseen by the Valuation Designee. The pricing service may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
To the extent these securities are actively traded, they are categorized in Level 2 of the fair value hierarchy.
Common stock securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”)
(currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Common stock securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Real Estate Co-Investment Joint Ventures are stated at fair value. See Note 7 , Investments for further information regarding the
Real Estate Co-Investment Joint Ventures. The Fund’s ownership interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable, and any other assets and liabilities of the joint venture. The fair values of real estate investments are generally determined by considering the income, cost, and sales comparison approaches of estimating property value. The income approach may use the discounted cash-flow method or the direct capitalization method. The discounted cash-flow method estimates an income stream for a property (typically 10 years) and discounts this income plus a reversion (presumed sale)
into a present value at a risk adjusted rate. The direct capitalization method converts a single year's estimated stabilized net operating

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

income into a value indication by applying a market-based capitalization rate. Discount rates, market-based capitalization rates, and growth assumptions utilized in the income approach are derived from market transactions as well as other financial and industry data. The cost approach estimates the replacement cost of the building less physical depreciation plus the land value. The sales comparison approach compares recent transactions to the appraised property. Adjustments are made for dissimilarities that typically provide a range of value. The discount rate and the exit capitalization rate are significant inputs to these valuations. These rates are based on the location, type, and nature of each property, as well as current and anticipated market conditions. The fair values of mortgage and senior notes payable are generally determined by discounting the difference between the contractual interest rates and estimated market interest rates considering changes in credit spreads, as applicable. The significant unobservable inputs used in the fair value measurement of the Fund’s mortgage notes payable are the selection of prevailing market interest rates for similar notes and the loan to value ratios. The significant unobservable inputs used in the fair value measurement of the Fund’s senior notes payable are the selection of certain prevailing market interest rates for similar notes.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.
The following is a summary of the inputs used as of June 30, 2023 , in valuing the Fund’s investments carried at fair value (amounts
in thousands) :
The following is a summary of quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of June 30, 2023 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the
Fund’s determination of fair value.
Level 1 Level 2 Level 3 Total
Real Estate Co-Investment Joint Ventures $ – $ – $ 1,248,561 $ 1,248,561
Residential Mortgage-Backed Securities – 36,448 – 36,448
Short-Term Investments 96,850 – – 96,850
Total Investments $ 96,850 $ 36,448 $ 1,248,561 $ 1,381,859
Investment Fair Value Valuation Technique Unobservable Input
(1)
Range (Weighted
Average)
Impact to
Valuation
from an
Increase in
Input
(2)
Real Estate Co-Investment
Joint Ventures $ 522,177
Income Approach,
Discounted Cash-Flow Method Discount Rate 6.4% - 12.0% (6.7%) Decrease
507,874
Income Approach,
Direct Capitalization Method Capitalization Rate 3.6% - 5.5% (4.8%) Decrease
218,510 Recent Transaction Transaction Price N/A Increase
Total Real Estate Co-Investment
Joint Ventures $ 1,248,561
(1) Represents the significant unobservable inputs used to fair value the financial instruments of the joint ventures. The fair value of such financial instruments is the largest component of the valuation of such entity as a whole.
(2) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
As of June 30, 2023, the investments in affiliates consist of co-investments in joint ventures in exchange for membership interests.
As of June 30, 2023, the Fund owns 95% of the membership interests in Fundrise SFR JV 2, LLC, 90% of the membership interests in each of Fundrise SFR JV 1, LLC, Fundrise MF JV 1, LLC, Fundrise MF JV 2, LLC, and Fundrise Industrial JV 2, LLC, 60% of
the membership interests in Fundrise SFR Dev JV 1, LLC, and 20% of the membership interests in Fundrise Industrial JV 1, LLC.
The affiliated investment securities have not been registered under the Securities Act of 1933, as amended, and thus are subject to restrictions on resale. During the six months ended June 30, 2023, investments in affiliates were as follows (amounts in thousands) :
Restricted Securities
The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on NAV. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Restricted securities held at June 30,
2023 are identified within the Schedule of Investments.
Organizational and Offering Costs
Organizational costs may include, among other things, the cost of organizing as a Delaware limited liability company, the cost of certain legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred by the Fund.
Offering costs may include, among other things, legal, printing and other expenses pertaining to offering the Fund’s Shares. Ongoing offering costs will be expensed as incurred.
Real Estate Co-
Investment Joint
Ventures
Balance as of December 31, 2022 $ 1,179,280
Purchases 192,201
Accrued discounts (premiums) –
Realized gain (loss) –
Net change in unrealized appreciation/depreciation (22,569)
Return of capital distributions (100,351)
Sales –
Transfers into Level 3 –
Transfers out of Level 3 –
Balance as of June 30, 2023 $ 1,248,561
Net change in unrealized appreciation/depreciation for the six months ended June 30, 2023 related to Level 3 investments held at June 30, 2023 $ (22,569)
Affiliate
Balance as
of December
31, 2022
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Dividend
Income
Return of
Capital
Distribution
Change in
Unrealized
Balance as
of June 30,
2023
Fundrise SFR JV 1, LLC $ 721,830 $ 20,700 $ – $ – $ – $ (98,991) $ (13,537) $ 630,002
Fundrise MF JV 1, LLC 297,497 4,500 – – – (501) (12,845) 288,651
Fundrise Industrial JV 2, LLC 109,325 85,500 – – – (859) 885 194,851
Fundrise SFR JV 2, LLC – 66,025 – – – – 594 66,619
Fundrise SFR Dev JV 1, LLC 28,411 12,600 – – – – 953 41,964
Fundrise MF JV 2, LLC 17,773 2,700 – – – – 1,077 21,550
Fundrise Industrial JV 1, LLC 4,444 176 – – – – 304 4,924
Total $ 1,179,280 $ 192,201 $ – $ – $ – $ (100,351) $ (22,569) $ 1,248,561

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

Income Taxes
The Fund has elected and has qualified to be taxed as a REIT under the Code, and intends to qualify as a REIT, commencing with the taxable year ending December 31, 2021. To qualify as a REIT, the Fund must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the Fund’s annual REIT taxable income to the shareholders of the Fund (“Shareholders”) (which is computed without regard to the dividends paid deduction and generally equals the Fund’s ordinary income plus the excess of its net short-term capital gains over its net long-term capital losses, minus deductible expenses).
As a REIT, the Fund generally will not be subject to U.S. federal income tax to the extent it distributes qualifying dividends to its
Shareholders. Even if the Fund qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income. The tax period for the taxable year ending December
31, 2022 and all tax periods following remain open to examination by the major taxing authorities in all jurisdictions where we are subject to taxation. For the open tax periods, the Fund has no uncertain tax positions that would require recognition in the financial statements.
Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties.
Issuance of Shares
The Fund offers its Shares on a continuous basis through the Fundrise Platform, an investment platform available both online at
www.fundrise.com and through various mobile applications owned and operated by the Sponsor. The price a Shareholder pays for Shares is based on the Fund’s NAV. The NAV of the Fund’s Shares is calculated daily on each day that the New York Stock
Exchange is open for business as of the close of the regular trading session on the NYSE, usually 4:00 p.m., Eastern Standard
Time. Cash received for investor subscriptions is recorded as Settling Subscriptions in the Statement of Assets and Liabilities until settlement occurs and Shares are issued.
Distributions To Shareholders
The Fund has made, and intends to continue to make, distributions necessary to qualify for taxation as a REIT. The Fund expects that it will declare daily distributions to Shareholders of record as of close of business on each day, paid on a quarterly basis, or more or less frequently as determined by the Board, in arrears. The Board may authorize distributions in Shares or in excess of those required for the Fund to maintain REIT tax status depending on the Fund’s financial condition and such other factors as the Board may deem relevant. The distribution rate may be modified by the Board from time to time. The Board reserves the right to change or suspend the distribution policy from time to time. Distributions to shareholders of the Fund are recorded on the ex-dividend date.
Dividend Reinvestment
The Fund operates under a dividend reinvestment policy administered by the Adviser. Pursuant to the policy, a Shareholder’s income dividends, capital gains or other distributions, net of any applicable U.S. withholding tax, can be reinvested in the Shares of the
Fund, provided that, if a Shareholder participates in an investment plan offered by the Adviser, such distributions will be reinvested in accordance with such investment plan. Unless a Shareholder elects to “opt in” to the Fund’s dividend reinvestment policy, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the Fund under the policy. When the Fund declares a distribution payable in cash, the Shareholders enrolled in the dividend reinvestment plan will receive an equivalent amount in Shares from the Fund either newly issued or repurchased from Shareholders by the Fund or according to their investment plan, if applicable. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution (or the percentage of the distribution allocable to the Fund under the terms of the investment plan, if applicable) by the Fund’s NAV per Share next computed after the distribution is paid.
Shareholders who do not participate in the Fund’s dividend reinvestment policy will receive all dividends in cash.
Investment Income and Securities Transactions
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales of investments are determined on a specific identification basis. Dividend income and distributions are reported on the ex-
dividend date, and interest income is recorded on an accrual basis. Amortization of premiums and accretion of discounts on fixed income securities is calculated using the effective interest method, or straight-line method when appropriate, over the holding period of the investment and are included in interest income. Distributions received from investments generally are comprised of ordinary

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

income and return of capital. The Fund estimates the allocation of distributions between investment income and return of capital based on historical information or regulatory filings. These estimates may subsequently be revised based on actual allocations received from investments after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the reporting period of the Fund.
3. Concentration of Risk
Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Principal Risks” in the Fund’s Prospectus and Statement
of Additional Information filed on April 28, 2023, and the Fund’s other filings with the SEC.
Non-Listed Closed-End Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and is designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their Shares. If a secondary market were to develop for the Shares in the future, and a Shareholder is able to sell his or her Shares, the Shareholder will likely receive less than the purchase price and the then-current NAV per Share.
Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding
Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of a Shareholder’s Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding
Shares. Hence, a Shareholder may not be able to sell their Shares when or in the amount that they desire.
Non-Diversification Risk. As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers . Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type. Further, a non-diversified fund is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. For these reasons, an investment in the Fund may fluctuate in value and have a greater degree of risk.
Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a Shareholder invests. The value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. At any point in time, Shares may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Global economic, political and market conditions and economic uncertainty, including those caused by the ongoing COVID-19 pandemic, may adversely affect the Fund’s business, results of operations and financial condition.
Risks Related to Specific Private Commercial Real Estate (“CRE”) Property Types. The Fund intends to invest in a variety of
Private CRE property types, which will expose the Fund to risks associated with Private CRE, including general risks affecting all types of Private CRE property and certain specific risks associated with specific types of Private CRE property.
Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.
Interest Rate Risk. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

with its interest-bearing borrowings and hedges.
Risks Related to the Fund’s Tax Status as a REIT. The Fund has elected to be taxed as and has qualified for treatment each year as a REIT under the Internal Revenue Code of 1986, as amended (defined above as the “Code”) beginning with its taxable year ended December 31, 2021 and intends to continue to qualify as a REIT. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.
4. Share Transactions
Below is a summary of transactions with respect to the Fund’s common shares for the six months ended June 30, 2023 and for the year ended December 31, 2022 (all tabular amounts are in thousands except share data) :
As of June 30, 2023, the Fund has issued 10,000 common shares to the Sponsor and 500 common shares to Fundrise, L.P., an affiliate of the Sponsor. For the six months ended June 30, 2023, total distributions declared to these related parties were less than $1,000.
5. Repurchase Offers
The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, provides a limited degree of liquidity to
Shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at quarterly intervals a specified percentage of its outstanding Shares at NAV (the “Repurchase Offer Policy”). The Repurchase Offer Policy provides that, once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding Shares of the Fund, unless suspended or postponed in accordance with regulatory requirements. The Repurchase Offer Policy is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the
1940 Act).
To conduct a repurchase offer, the Fund will send a repurchase offer notice to Shareholders no less than 21 days and no more than 42 days before the date (the “Repurchase Request Deadline”) by which the Fund announces that Shareholders must tender their Shares in response to such repurchase offer notice. The Fund must receive repurchase requests submitted by Shareholders in response to the Fund’s repurchase offer on or before the Repurchase Request Deadline.
The Repurchase Offer Policy provides that the repurchase pricing occurs no later than the 14th day after the Repurchase Request
Deadline or the next business day if the 14th day is not a business day (the “Repurchase Pricing Date”). The repurchase price of the
Shares will be the Fund’s NAV as of the close of the Repurchase Pricing Date.
The Board, in its sole discretion, will determine the number of Shares that the Fund will offer to repurchase (“Repurchase Offer
Amount”) for a given Repurchase Request Deadline. If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of Shares not to exceed 2% of the outstanding Shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the
Repurchase Offer Amount, or if Shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund
For the Six Months Ended June 30, 2023 For the Year Ended December 31, 2022
Common Shares
Shares Amount Shares Amount
Gross proceeds from offering
19, 415 , 812 $ 24 1 , 35 5 54,704,356 $ 724,275
Reinvestment of distributions
145,374 1,806 419,966 5,560
Total gross proceeds
19,56 1 , 1 86 243,1 61 55,124,322 729,835
Less: shares repurchased
( 10 , 381 , 928 ) (129,265) (5,432,114) (72,437)
Net Proceeds from Common Shares
9, 17 9 , 2 58 $ 113,89 6 49,692,208 $ 657,398

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their
Shares, before prorating other amounts tendered.
The Fund may not condition a repurchase offer upon the tender of any minimum number of Shares. The Fund does not currently charge a repurchase fee, and it does not currently expect to impose a repurchase fee. However, the Fund may in the future charge a repurchase fee of up to 2.00%, subject to approval of the Board.
The following table presents the repurchase offers that were completed during the six months ended June 30, 2023 (all tabular amounts are in thousands except share data) :
6. Investment Manager Fees and Other Related Party Transactions
The Fund entered into an Investment Management Agreement with the Adviser. Pursuant to the Investment Management
Agreement, and in consideration of the services provided by the Adviser to the Fund, the Adviser is entitled to a management fee
(the “Management Fee”) of 0.85% of the Fund’s average daily net assets. The Management Fee will be calculated and accrued daily and payable monthly in arrears.
The Adviser or its affiliates may be entitled to certain fees as permitted by the 1940 Act or as otherwise permitted by applicable law and regulation fees and expenses associated with the selection, acquisition, or origination of real estate properties, construction, real estate development, special servicing of non-performing assets (including, but not limited to, reimbursement of non-ordinary expenses and employee time required to special service a non-performing asset) whether or not the Fund ultimately acquires or originates the investment, and the sale of equity investments in real estate. No such fees were incurred or paid by the Fund to the
Adviser or its affiliates for the six months ended June 30, 2023.
The Adviser and Rise Companies entered into a Shared Services Agreement where Rise Companies will provide the Adviser with the personnel, services and resources necessary for the Adviser to comply with its obligations and responsibilities under the Second
Amended and Restated Operating Agreement (“Operating Agreement”) and Investment Management Agreement, which includes responsibility for operations of the Fund and performance of such services and activities relating to the investments and operations of the Fund as may be appropriate, including without limitation those services and activities listed in the Operating Agreement and
Investment Management Agreement.
7. Investments
The Fund gains exposure to Private CRE through co-investment arrangements, joint ventures or wholly owned subsidiaries
(collectively, “Real Estate Investment Vehicles”). For the six months ended June 30, 2023, Real Estate Investment Vehicles consist of entities in which the Fund co-invested alongside affiliates of the Fund, including those of the Adviser (“Real Estate Co-Investment
Joint Ventures”), pursuant to the terms and conditions of the exemptive order issued by the SEC to the Fund, allowing the Fund to co-invest alongside certain entities affiliated with or managed by the Adviser.
Instead of acquiring full ownership of Private CRE investments through a wholly owned entity, the Fund acquires partial interests by entering into co-investment agreements with affiliates of the Adviser. The Fund’s ownership percentage in the Real Estate Co-
Investment Joint Ventures will generally be pro rata to the amount of money the Fund applies to the origination or commitment amount for the underlying Private CRE or purchase price (including financing, if applicable) and the acquisition, construction,
Repurchase Offers
Fourth Quarter
Repurchase
Commencement Date December 1, 2022
Repurchase Request Deadline December 31, 2022
Repurchase Pricing Date January 3, 2023
Amount Repurchased $ 53,402
Shares Repurchased 4,303,143
Repurchase Offers
First Quarter
Repurchase
Commencement Date February 28, 2023
Repurchase Request Deadline March 31, 2023
Repurchase Pricing Date April 3, 2023
Amount Repurchased $ 75,863
Shares Repurchased 6,078,785

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

development, or renovation expenses, if any, of the underlying Private CRE, as applicable, owned by the Real Estate Co-Investment
Joint Ventures. The Fund’s ownership in the Real Estate Co-Investment Joint Ventures is passive in nature, and the Fund may have a greater economic interest but fewer control rights in the Real Estate Co-Investment Joint Ventures than the affiliate in which the
Fund co-invests alongside.
The Fund’s investments in real estate through the securities of a Real Estate Co-Investment Joint Ventures with its affiliates is subject to the requirements of the 1940 Act and terms and conditions of an exemptive order the Fund received from the SEC allowing the
Fund and/or the Real Estate Co-Investment Joint Ventures to co-invest alongside certain entities affiliated with or managed by the
Adviser (REITs (each, an “eREIT®”) or other non-REIT compliant real estate-related funds). The exemptive order from the SEC imposes extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund has adopted procedures reasonably designed to ensure compliance with the exemptive order and the Board also oversees risk relative to such compliance.
The Fund also invests in real estate through common stock of publicly traded REIT securities. Publicly traded REITs typically own large, diversified pools of CRE properties and employ moderate leverage. Many public REITs are listed on major stock exchanges, such as the New York Stock Exchange and NASDAQ. Public REITs pay out all of their taxable income as dividends to
Shareholders. In turn, Shareholders pay the income taxes on those dividends. As of June 30, 2023, the Fund owned no investments in common stock.
The cost of purchases and proceeds from the sale of investments, other than short-term securities, for the six months ended June 30,
2023 amounted to $246,313 and $30,562, respectively (amounts in thousands) .
Pursuant to Regulation S-X 10-01(b), Interim Financial Statements, summarized interim income statement information is required for an unconsolidated subsidiary within an interim financial statement if the unconsolidated subsidiary would otherwise require separate audited financial statements within an annual report pursuant to Regulation S-X 3-09. In accordance with the definition of a “significant subsidiary” as defined by Regulation S-X rule 1-02(w) (2) (amendment effective January 1, 2021) the Fund deemed
Fundrise SFR JV 1, LLC, Fundrise MF JV 1, LLC and Fundrise Industrial JV 2, LLC as significant subsidiaries as of June 30, 2023.
The following tables show summarized financial information for Fundrise SFR JV 1, LLC, Fundrise MF JV 1, LLC and Fundrise
Industrial JV 2, LLC for the six months ended June 30, 2023 (amounts in thousands) :
8. Tax Basis Information
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or
Fundrise SFR JV 1, LLC Fundrise MF JV 1, LLC
Fundrise Industrial
JV 2, LLC
Summary Statement of Assets and Liabilities
(1)
As of June 30, 2023 As of June 30, 2023 As of June 30, 2023
Total Assets $ 1,403,327 $ 578,377 $ 374,957
Total Liabilities 783,800 329,352 170,598
Total Net Assets $ 619,527 $ 249,025 $ 204,359
Summary Statement of Operations
(1)
For the Six Months
Ended June 30, 2023
For the Six Months
Ended June 30, 2023
For the Six Months
Ended June 30, 2023
Total revenue $ 46,168 $ 24,038 $ 5,440
Operating expenses (32,715) (23,472) (1,284)
Operating Income $ 13,453 $ 566 $ 4,156
Interest expense (19,207) (11,395) (3,143)
Depreciation and amortization (22,983) (207) (3,531)
Gain (Loss) on derivative financial instrument (4,061) 220 129
Net Income (Loss) $ (32,798) $ (10,816) $ (2,389)
(1) The unconsolidated subsidiary noted reports in accordance with U.S. GAAP, but does not fall within the scope of the accounting and reporting guidance in the ASC 946. The subsidiary is therefore not required to and has elected not to fair value its investments. Accordingly, the summarized income statement information shown for the unconsolidated subsidiary does not reflect fair value adjustments.

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

credited to paid-in capital, accumulated net investment income/loss or accumulated net realized gain/loss, as appropriate, in the period in which the differences arise.
As of December 31, 2022, the tax basis of distributable earnings (accumulated deficit) was as follows (amounts in thousands) :
As of December 31, 2022, the capital loss carryforwards were as follows (amounts in thousands) :
During the tax years presented below, the tax character of distributions paid by the Fund was as follows (amounts in thousands) :
As of June 30, 2023 , the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows (amounts in thousands) :
The difference between book-basis and tax-basis unrealized appreciation is attributable to the book/tax differences in the treatment of depreciation and other flow through income on certain investments
9. New Accounting Pronouncements
In June 2022, FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. The Fund is currently evaluating the implications, if any, of the additional requirements and its impact on the financial statements.
Undistributed ordinary income (loss) $ (34,979)
Undistributed long-term capital gain (loss) –
Tax accumulated earnings (loss) $ (34,979)
Accumulated capital and other losses (3,035)
Other book/tax temporary differences
(1)
(1,192)
Net unrealized gain (loss) on investments
(2)
101,854
Total Distributable Earnings $ 62,648
(1) Other book/tax differences are attributable to deductibility of various expenses.
(2) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the book/tax differences in the treatment of depreciation and other flow through income on certain investments.
Short-term $ 3,035
Long-term –
Total Capital Loss Carryforwards
(1)
$ 3,035
(1) To the extent the Fund recognizes capital gains in future periods, they will be offset by unused capital loss carryforwards subject to IRC limitations.
For the Tax Year Ended
December 31, 2022
For the Tax Year Ended
December 31, 2021
Ordinary Income $ – $ –
Long-term capital gain – –
Return of capital
(1)
$ 12,798 $ 1,873
Total Distributions Paid $ 12,798 $ 1,873
(1) The difference between tax-basis distributions and book-basis distributions is due to the timing of when distributions are considered paid pursuant to
IRC section 858(a).
Cost of investments for tax purposes $ 1, 301 , 769
Gross tax unrealized appreciation $ 80,268
Gross tax unrealized depreciation (178)
Net Tax Unrealized Appreciation $ 80,090

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (Unaudited)
June 30, 2023

10. Subsequent Events
In connection with the preparation of the accompanying financial statements, the Fund has evaluated events and transactions occurring after the date of this report and through the date these financial statements were available to be issued.
Share Transactions
Following the date of this report, the following repurchase offers have occurred (all tabular amounts are in thousands except share data) :
Repurchase Offers
Second Quarter
Repurchase
Commencement Date May 26, 2023
Repurchase Request Deadline June 30, 2023
Repurchase Pricing Date July 3, 2023
Amount Repurchased $ 66,698
Shares Repurchased 5,485,016

Fundrise Real Estate Interval Fund, LLC
Additional Information (Unaudited)
June 30, 2023

1. Disclosure of Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available without charge, upon request, by calling
(202) 584-0550 or on the SEC’s website at http://www.sec.gov.
2. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and, once available, information regarding how the Fund voted those proxies (if any) during the year ended June 30, 2023, is available
(1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundriseintervalfund.com and (3) on the SEC’s website at http://www.sec.gov. During the year ended June 30, 2023, the Fund did not have any investments that required the Fund to vote proxies, and therefore did not vote any proxies during such period.
3. Compensation of Directors
The Fund’s Statement of Additional Information includes additional information about the Directors and is available (1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundriseintervalfund.com and (3) on the SEC’s website at http://www.sec.gov.
The following table sets forth information regarding the total compensation to be paid to the Independent Directors for their services as Independent Directors for the Fund’s fiscal year ended December 31, 2023. As an Interested Director, Mr. Miller receives no compensation from the Fund for his service as a Director. No other compensation or retirement benefits are received by any Director or officer from the Fund.
Name
Aggregate
Compensation from
the Fund
Aggregate
Compensation from
the Fund and Fund
Complex
(1)
Paid to
Directors
Jeffrey R. Deitrich $ 37,500 $ 120,000
Glenn R. Osaka 37,500 120,000
Gayle P. Starr 37,500 75,000
Mark D. Monte 37,500 75,000
(1)
The “Fund Complex” consists of the Fund, Fundrise Growth Tech Fund, LLC, and Fundrise Income Real Estate Fund, LLC.

FOR MORE INFORMATION
Investment Adviser
Fundrise Advisors, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
Fundrise Real Estate Interval Fund, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
(202) 584-0550
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reporting period.

Item 6. Investments

(a) The schedule of investments is included as part of the report to Shareholders filed under Item 1 of this form.

(b) There were no divestment of securities (as defined by Section 13(c) of the 1940 Act) for this semi-annual reporting period.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reporting period.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

(a)           Not applicable for semi-annual reporting period.

(b)           As of August 25, 2023, there have been no changes in portfolio managers since the most recent annual report.

Item 9.   Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

There were no repurchases of equity securities by the Sponsor or other affiliated purchasers for this semi-annual reporting period.

Item 10. Submission of Matters to a Vote of Security Holders

As of August 25, 2023, there have been no material changes in the procedures by which Shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Rise Companies’ oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1) Not applicable.

(a)(2)
A separate certification for each of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b)
Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fundrise Real Estate Interval Fund, LLC

By:	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: President

Date:	August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: President

Date:	August 25, 2023

By:	/s/ Alison A. Staloch
Name: Alison A. Staloch
Title: Treasurer and Principal Financial/Accounting Officer

Date:	August 25, 2023